Variable Interest Entities - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Variable Interest Entities [Abstract]
Aggregate commitment	$ 2,000
Maximum loss exposure and carrying amount	$ 185	$ 200